Investment Managers Series Trust
803 W. Michigan Street
Milwaukee, Wisconsin  53233

March 5, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC  20549

Re:	Investment Managers Series Trust (the “Trust”)
File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the series Advisory Research All Cap Value Fund, Advisory Research Emerging Markets Opportunities Fund, Advisory Research Global Value Fund, Advisory Research International All Cap Value Fund, Advisory Research International Small Cap Value Fund, Advisory Research Small Company Opportunities Fund and Advisory Research Strategic Income Fund (the “Funds”) do not differ from that contained in Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N1-A.  This Amendment was filed electronically on February 27, 2014.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-2109.

Sincerely,

/s/ Sardjono Kadiman
Sardjono Kadiman
Investment Managers Series Trust